Cash flow statement - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
Cash and cash equivalents held by entity unavailable for use by group	£ 23	£ 31	£ 37